NON-CONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

15. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of
	September 30, 2022	December 31, 2021
DSY Wellness:
Paid-in capital	$97	$97
Retained earnings (Accumulated deficit)	11,267	(436)
Accumulated other comprehensive income (expense)	(655)	3
	10,709	(336)
ASL	-	-
Total	$10,709	$(336)

16. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of December 31,
	2021	2020
DSY Wellness:
Paid-in capital	$97	$-
Accumulated deficit	(436)	-
Accumulated other comprehensive income	3	-
	(336)	-
ASL	-	-
Total	$(336)	$-